November 15, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

	Re:	IDEX Mutual Funds
		File No. 33-2659
		CIK No.: 0000787623

Dear Commissioners:

	On behalf of IDEX Mutual Funds (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Fund dated November 11, 2002 otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N1-A registration statement for the Fund (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 12, 2002 via EDGAR.

						Sincerely,


						/s/ John K. Carter
						John K. Carter, Esq.
						Vice President, Secretary
						& Counsel